Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF - March | SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: 5.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.20%
Innovator U.S. Equity Ultra Buffer ETF - March | SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: 482.68 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Innovator U.S. Equity Ultra Buffer ETF - March | SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: 330.25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Equity Ultra Buffer ETF - March | SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: 583.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.10%)